[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS

ANNUAL REPORT

OCTOBER 31, 2002

- CREDIT SUISSE
  INVESTMENT GRADE BOND FUND

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 55030, BOSTON, MA 02205-5030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT
466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

RETURNS INCLUDE CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. RETURNS AND SHARE PRICE WILL FLUCTUATE, AND REDEMPTION VALUE MAY BE MORE OR LESS THAN ORIGINAL COST.

THE VIEWS OF THE FUND'S MANAGEMENT ARE AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF OCTOBER 31, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
ANNUAL INVESTMENT ADVISER'S REPORT
October 31, 2002

                                                                December 2, 2002

Dear Shareholder:

   For the 12 months ended October 31, 2002, the Common Class shares of Credit Suisse Investment Grade Bond Fund(1) (the "Fund") had a loss of 0.55%, vs. gains of 5.89% and 6.41%, respectively, for the Lehman Brothers U.S. Aggregate Bond Index(2) and the Lehman Brothers U.S. Intermediate Government Bond Index(2). The Fund's Class A, Class B and Class C Shares (all of which have an inception date of December 24, 2001) returned 1.60%,(3),(4) 0.97%(3),(4) and 0.91%,(3),(4)
respectively, for the roughly 10-month period ended October 31, 2002, vs. respective same-period gains of 8.68% and 9.06% for the two Lehman Brothers indices.

   We attribute the Fund's performance to several factors:

   - At a number of points during the fiscal year, activity in the broad fixed income market exhibited a classic "flight to quality" pattern in which highest-quality instruments like U.S. Treasury issues and government agency securities thrived, while comparatively risky sectors endured heavy selling. Our holdings in non-Treasury categories like investment-grade corporate bonds dampened the Fund's overall return accordingly.

   - Early in 2002, the unfolding Enron scandal triggered anxiety about questionable accounting practices and corporate governance issues across financial markets. Unfortunately for the Fund, we held above-market positions in the bonds of a handful of telecommunications and energy companies that were tarred by the broad strokes of the Enron brush.

   - In the second half of the year, performance suffered from our security selection in the telecom and energy sectors. Our analysis at the time concluded that telecom's historically generous yields offered satisfactory compensation for the fundamental credit risk of the underlying issuers, but the sector nonetheless crumbled under the weight of accounting-based improprieties by companies like WorldCom and Qwest Communications International. [Note: at October 31, the Fund did not own securities of WorldCom or Qwest Communications International.] Bonds of a number of energy companies, which experienced problems much like those in telecom, similarly declined.

   On the positive side of the ledger, we added value within our approach to securitized debt. This was most pronounced in mortgage-backed securities (MBS), in which our sector allocation and security selection were particularly effective. We tended to focus our MBS holdings on high-coupon issues that

                                        1
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were protected from prepayment, which benefited from their comparatively low availability as interest rates fell. Not only did this enhance the Fund's ability to gain from a decline in interest rates, but these characteristics were also especially desirable to MBS buyers in a period of falling market-based interest rates. Our holdings' prices rose accordingly.

   An additional plus from our securitized approach was our position in commercial MBS, which turned out to be the benchmark's strongest subcategory in the fiscal year, by far.

   It's also worth noting that our holdings in corporate bonds began to meaningfully help overall performance in August, when the flow of negative news subsided and investors started to become less pessimistic than previously about the outlook for corporate credit quality.

Jo Ann Corkran,             Leland Crabbe,              Suzanne E. Moran,
Co-Portfolio Manager        Co-Portfolio Manager        Co-Portfolio Manager

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
        CREDIT SUISSE INVESTMENT GRADE BOND FUND(1) COMMON CLASS SHARES,
              THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX(2) AND
           THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVT INDEX(2) FOR THE
                             TEN YEARS. (UNAUDITED)

        CREDIT SUISSE INVESTMENT GRADE BOND   LEHMAN BROTHERS U.S. AGGREGATE BOND   LEHMAN BROTHERS INTERMEDIATE U.S. GOVT BOND
        FUND(1) COMMON CLASS -- $17,621       INDEX(2) -- $20,552                   INDEX(2) -- $19,484
10/92                              $ 10,000                              $ 10,000                                      $ 10,000
11/92                              $  9,921                              $ 10,002                                      $  9,959
12/92                              $ 10,072                              $ 10,161                                      $ 10,088
 1/93                              $ 10,279                              $ 10,356                                      $ 10,275
 2/93                              $ 10,445                              $ 10,537                                      $ 10,427
 3/93                              $ 10,483                              $ 10,582                                      $ 10,465
 4/93                              $ 10,577                              $ 10,656                                      $ 10,547
 5/93                              $ 10,529                              $ 10,670                                      $ 10,518
 6/93                              $ 10,671                              $ 10,862                                      $ 10,670
 7/93                              $ 10,664                              $ 10,924                                      $ 10,692
 8/93                              $ 10,807                              $ 11,115                                      $ 10,851
 9/93                              $ 10,852                              $ 11,145                                      $ 10,895
10/93                              $ 10,859                              $ 11,186                                      $ 10,921
11/93                              $ 10,795                              $ 11,091                                      $ 10,867
12/93                              $ 10,844                              $ 11,151                                      $ 10,912
 1/94                              $ 10,965                              $ 11,302                                      $ 11,020
 2/94                              $ 10,830                              $ 11,105                                      $ 10,869
 3/94                              $ 10,698                              $ 10,831                                      $ 10,710
 4/94                              $ 10,598                              $ 10,744                                      $ 10,641
 5/94                              $ 10,596                              $ 10,743                                      $ 10,649
 6/94                              $ 10,593                              $ 10,720                                      $ 10,651
 7/94                              $ 10,720                              $ 10,933                                      $ 10,791
 8/94                              $ 10,749                              $ 10,946                                      $ 10,822
 9/94                              $ 10,680                              $ 10,785                                      $ 10,733
10/94                              $ 10,668                              $ 10,775                                      $ 10,735
11/94                              $ 10,621                              $ 10,752                                      $ 10,687
12/94                              $ 10,654                              $ 10,826                                      $ 10,722
 1/95                              $ 10,832                              $ 11,040                                      $ 10,896
 2/95                              $ 11,008                              $ 11,303                                      $ 11,107
 3/95                              $ 11,065                              $ 11,372                                      $ 11,168
 4/95                              $ 11,165                              $ 11,531                                      $ 11,297
 5/95                              $ 11,531                              $ 11,977                                      $ 11,616
 6/95                              $ 11,587                              $ 12,065                                      $ 11,690
 7/95                              $ 11,576                              $ 12,041                                      $ 11,695
 8/95                              $ 11,726                              $ 12,186                                      $ 11,792
 9/95                              $ 11,815                              $ 12,305                                      $ 11,871
10/95                              $ 11,978                              $ 12,464                                      $ 12,001
11/95                              $ 12,199                              $ 12,651                                      $ 12,147
12/95                              $ 12,381                              $ 12,829                                      $ 12,267
 1/96                              $ 12,437                              $ 12,913                                      $ 12,371
 2/96                              $ 12,264                              $ 12,689                                      $ 12,240
 3/96                              $ 12,141                              $ 12,600                                      $ 12,184
 4/96                              $ 12,077                              $ 12,529                                      $ 12,149
 5/96                              $ 12,063                              $ 12,504                                      $ 12,143
 6/96                              $ 12,194                              $ 12,672                                      $ 12,266
 7/96                              $ 12,217                              $ 12,706                                      $ 12,304
 8/96                              $ 12,227                              $ 12,684                                      $ 12,318
 9/96                              $ 12,372                              $ 12,905                                      $ 12,477
10/96                              $ 12,595                              $ 13,191                                      $ 12,682
11/96                              $ 12,742                              $ 13,417                                      $ 12,835
12/96                              $ 12,661                              $ 13,292                                      $ 12,766
 1/97                              $ 12,698                              $ 13,333                                      $ 12,815
 2/97                              $ 12,731                              $ 13,367                                      $ 12,836
 3/97                              $ 12,652                              $ 13,218                                      $ 12,763
 4/97                              $ 12,777                              $ 13,417                                      $ 12,907
 5/97                              $ 12,866                              $ 13,544                                      $ 13,008
 6/97                              $ 12,980                              $ 13,705                                      $ 13,119
 7/97                              $ 13,240                              $ 14,075                                      $ 13,361
 8/97                              $ 13,159                              $ 13,956                                      $ 13,310
 9/97                              $ 13,313                              $ 14,162                                      $ 13,455
10/97                              $ 13,470                              $ 14,368                                      $ 13,611
11/97                              $ 13,492                              $ 14,434                                      $ 13,641
12/97                              $ 13,611                              $ 14,580                                      $ 13,752
 1/98                              $ 13,800                              $ 14,766                                      $ 13,932
 2/98                              $ 13,766                              $ 14,754                                      $ 13,917
 3/98                              $ 13,819                              $ 14,804                                      $ 13,961
 4/98                              $ 13,856                              $ 14,881                                      $ 14,027
 5/98                              $ 13,965                              $ 15,023                                      $ 14,124
 6/98                              $ 14,073                              $ 15,151                                      $ 14,219
 7/98                              $ 14,085                              $ 15,182                                      $ 14,273
 8/98                              $ 14,376                              $ 15,430                                      $ 14,543
 9/98                              $ 14,736                              $ 15,791                                      $ 14,883
10/98                              $ 14,700                              $ 15,707                                      $ 14,908
11/98                              $ 14,675                              $ 15,797                                      $ 14,862
12/98                              $ 14,730                              $ 15,844                                      $ 14,920
 1/99                              $ 14,794                              $ 15,957                                      $ 14,986
 2/99                              $ 14,566                              $ 15,677                                      $ 14,781
 3/99                              $ 14,661                              $ 15,764                                      $ 14,879
 4/99                              $ 14,695                              $ 15,814                                      $ 14,919
 5/99                              $ 14,586                              $ 15,675                                      $ 14,828
 6/99                              $ 14,579                              $ 15,625                                      $ 14,849
 7/99                              $ 14,557                              $ 15,559                                      $ 14,851
 8/99                              $ 14,563                              $ 15,551                                      $ 14,872
 9/99                              $ 14,690                              $ 15,732                                      $ 14,999
10/99                              $ 14,700                              $ 15,790                                      $ 15,029
11/99                              $ 14,709                              $ 15,788                                      $ 15,039
12/99                              $ 14,673                              $ 15,713                                      $ 14,992
 1/00                              $ 14,608                              $ 15,661                                      $ 14,942
 2/00                              $ 14,719                              $ 15,850                                      $ 15,066
 3/00                              $ 14,855                              $ 16,059                                      $ 15,238
 4/00                              $ 14,852                              $ 16,013                                      $ 15,231
 5/00                              $ 14,895                              $ 16,005                                      $ 15,272
 6/00                              $ 15,125                              $ 16,338                                      $ 15,515
 7/00                              $ 15,217                              $ 16,486                                      $ 15,618
 8/00                              $ 15,386                              $ 16,725                                      $ 15,793
 9/00                              $ 15,539                              $ 16,831                                      $ 15,931
10/00                              $ 15,630                              $ 16,942                                      $ 16,040
11/00                              $ 15,896                              $ 17,220                                      $ 16,275
12/00                              $ 16,146                              $ 17,540                                      $ 16,562
 1/01                              $ 16,333                              $ 17,826                                      $ 16,783
 2/01                              $ 16,467                              $ 17,981                                      $ 16,937
 3/01                              $ 16,573                              $ 18,071                                      $ 17,060
 4/01                              $ 16,498                              $ 17,995                                      $ 17,006
 5/01                              $ 16,569                              $ 18,104                                      $ 17,076
 6/01                              $ 16,608                              $ 18,173                                      $ 17,131
 7/01                              $ 16,944                              $ 18,580                                      $ 17,450
 8/01                              $ 17,082                              $ 18,793                                      $ 17,605
 9/01                              $ 17,402                              $ 19,011                                      $ 17,981
10/01                              $ 17,708                              $ 19,409                                      $ 18,262
11/01                              $ 17,473                              $ 19,141                                      $ 18,044
12/01                              $ 17,392                              $ 19,018                                      $ 17,957
 1/02                              $ 17,427                              $ 19,172                                      $ 18,034
 2/02                              $ 17,527                              $ 19,358                                      $ 18,183
 3/02                              $ 17,206                              $ 19,037                                      $ 17,909
 4/02                              $ 17,306                              $ 19,406                                      $ 18,244
 5/02                              $ 17,426                              $ 19,571                                      $ 18,371
 6/02                              $ 17,166                              $ 19,741                                      $ 18,601
 7/02                              $ 17,072                              $ 19,980                                      $ 18,952
 8/02                              $ 17,428                              $ 20,318                                      $ 19,168
 9/02                              $ 17,680                              $ 20,647                                      $ 19,497
10/02                              $ 17,621                              $ 20,552                                      $ 19,484

[CHART]

           COMPARISON OF CHANGE IN VALUE OF $10,000 INVESTMENT IN THE
       CREDIT SUISSE INVESTMENT GRADE BOND FUND(1) CLASS A SHARES, CLASS B SHARES, AND C SHARES(3),(4), THE LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX(2)
          AND THE LEHMAN BROTHERS INTERMEDIATE U.S. GOVT INDEX(2) FROM
                        INCEPTION (12/24/01). (UNAUDITED)

         CREDIT SUISSE INVESTMENT GRADE BOND  CREDIT SUISSE INVESTMENT GRADE BOND    CREDIT SUISSE INVESTMENT GRADE BOND
         FUND(1) CLASS A(3),(4) -- $9,677     FUND(1) CLASS B(3),(4) -- $9,705       FUND(1) CLASS C(3),(4) -- $10,003
12/24/01                             $ 9,525                             $ 10,000                               $ 10,000
12/31/01                             $ 9,577                             $ 10,060                               $ 10,056
 1/31/02                             $ 9,593                             $ 10,071                               $ 10,067
 2/28/02                             $ 9,644                             $ 10,120                               $ 10,126
 3/31/02                             $ 9,465                             $  9,926                               $  9,932
 4/30/02                             $ 9,508                             $  9,966                               $  9,971
 5/31/02                             $ 9,582                             $ 10,037                               $ 10,042
 6/30/02                             $ 9,426                             $  9,869                               $  9,873
 7/31/02                             $ 9,373                             $  9,807                               $  9,811
 8/31/02                             $ 9,566                             $ 10,003                               $ 10,004
 9/30/02                             $ 9,711                             $ 10,150                               $ 10,137
10/31/02                             $ 9,677                             $  9,705                               $ 10,003

         LEHMAN BROTHERS U.S. AGGREGATE BOND  LEHMAN BROTHERS INTERMEDIATE U.S. GOVT BOND
         INDEX(2) -- $10,737                  INDEX(2) -- $10,798
12/24/01                            $ 10,000                                     $ 10,000
12/31/01                            $  9,936                                     $  9,952
 1/31/02                            $ 10,016                                     $  9,995
 2/28/02                            $ 10,114                                     $ 10,077
 3/31/02                            $  9,946                                     $  9,925
 4/30/02                            $ 10,139                                     $ 10,111
 5/31/02                            $ 10,225                                     $ 10,182
 6/30/02                            $ 10,314                                     $ 10,309
 7/31/02                            $ 10,439                                     $ 10,503
 8/31/02                            $ 10,615                                     $ 10,623
 9/30/02                            $ 10,787                                     $ 10,806
10/31/02                            $ 10,737                                     $ 10,798

Past performance is not predictive of future performance. Investment return and principal value of an investment will fluctuate so that an investor's shares upon redemption may be worth more or less than their original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

               AVERAGE ANNUAL RETURNS AS OF SEPTEMBER 30, 2002(1)

                                                                              SINCE
                                      ONE YEAR     FIVE YEAR   TEN YEAR     INCEPTION
                                      --------     ---------   --------     ---------
Common Class                            1.53%        5.79%       5.69%       7.24%
Class A Without Sales Charge              --           --          --        1.96%(4)
Class A With Maximum
    Sales Charge                          --           --          --       (2.88%)(4)
Class B Without CDSC                      --           --          --        1.40%(4)
Class B With CDSC                         --           --          --       (2.55%)(4)
Class C Without CDSC                      --           --          --        1.34%(4)
Class C With CDSC                         --           --          --        0.35%(4)

                AVERAGE ANNUAL RETURNS AS OF OCTOBER 31, 2002(1)

                                                                              SINCE
                                      ONE YEAR     FIVE YEAR   TEN YEAR     INCEPTION
                                      --------     ---------   --------     ---------
Common Class                           (0.55%)       5.47%      5.83%        7.17%
Class A Without Sales Charge              --           --         --         1.60%(4)
Class A With Maximum
    Sales Charge                          --           --         --        (3.23%)(4)
Class B Without CDSC                      --           --         --         0.97%(4)
Class B With CDSC                         --           --         --        (2.95%)(4)
Class C Without CDSC                      --           --         --         0.91%(4)
Class C With CDSC                         --           --         --         0.03%(4)

----------
(1) Fee waivers and/or expense reimbursements reduced expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.
(2) The Fund changed its benchmark from the Lehman Brothers U.S. Intermediate Government Bond Index to the Lehman Brothers U.S. Aggregate Bond Index, effective December 19, 2001, since the Aggregate Bond Index more closely reflects the Fund's investments. The Lehman Brothers Intermediate U.S. Government Bond Index is an unmanaged index (with no defined investment objective) of intermediate-maturity U.S. government bonds, and is calculated by Lehman Brothers Inc. The Lehman Brothers U.S. Aggregate Bond Index is composed of the Lehman Brothers Government/Corporate Bond Index and the Lehman Brothers Mortgage-Backed Securities Index. The U.S. Aggregate Bond Index includes U.S. Treasury and agency issues, corporate bond issues and mortgage-backed securities rated investment-grade or higher by Moody's Investors Service, Standard & Poor's Corporation or Fitch Investor Service. Investors cannot invest directly in an index.
(3) Total return for Class A Shares for the reporting period, based on offering price (with maximum sales charge of 4.75%), was -3.23%. Total return for Class B Shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 4%), was -2.95%. Total return for Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge of 1%), was 0.03%.
(4) Returns for periods of less than one year are not annualized.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
SCHEDULE OF INVESTMENTS
October 31, 2002

         PAR                                                  RATINGS+
        (000)                                              (S&P/MOODY'S)      MATURITY       RATE%    VALUE
        -----                                              -------------      --------      ------  ----------
CORPORATE BONDS (29.8%)
AEROSPACE & DEFENSE (0.6%)
   $   130  Lockheed Martin Corp., Bonds                    (BBB , Baa2)      12/01/29       8.500  $  168,048
       180  The Boeing Co., Debentures                        (A+ , A2)       08/15/42       7.500      56,960
                                                                                                    ----------
                                                                                                       225,008
                                                                                                    ----------

AUTOMOBILE MANUFACTURERS (0.2%)
        50  DaimlerChrysler NA Holding Corp., Global
             Company Guaranteed                              (BBB+ , A3)      06/15/10       8.000      56,274
                                                                                                    ----------

BANKS (0.9%)
       140  BB&T Corp., Global Subordinated Note              (A- , A2)       08/01/11       6.500     156,865
       160  Washington Mutual, Inc., Global Senior Notes     (BBB+ , A3)      01/15/07       5.625     169,732
                                                                                                    ----------
                                                                                                       326,597
                                                                                                    ----------

DIVERSIFIED FINANCIALS (5.8%)
        50  Boeing Capital Corp., Global Bonds                (A+ , A3)       01/15/13       5.800      48,740
        30  Burlington Resources Finance Co.,
             Yankee Company Guaranteed                      (BBB+ , Baa1)     03/01/07       5.700      32,306
       245  Countrywide Home Loans, Inc.,
             Global Company Guaranteed                        (A , A3)        02/01/07       5.500     255,011
        15  Countrywide Home Loans, Inc.,
             Global Company Guaranteed                        (A , A3)        05/15/07       5.625      15,718
       140  Ford Motor Credit Co., Global Bonds              (BBB+ , A3)      02/01/11       7.375     125,304
       370  Ford Motor Credit Co., Global Notes               (BBB , A3)      02/01/06       6.875     341,361
       115  Ford Motor Credit Co., Global Notes               (BBB , A3)      10/25/11       7.250     100,643
       170  General Motors Acceptance Corp.,
             Global Notes                                     (BBB , A2)      01/15/06       6.750     168,525
       150  General Motors Acceptance Corp.,
             Global Notes                                     (NR , A2)       08/28/07       6.125     144,248
       240  Household Finance Corp., Global Notes             (A- , A2)       01/30/07       5.750     213,662
       105  Morgan Stanley Dean Witter,
             Global Unsubordinated                            (A+ , Aa3)      04/15/06       6.100     112,828
       130  Verizon Global Funding Corp., Global Notes        (A+ , A1)       06/15/12       6.875     138,970
       100  Verizon Global Funding Corp., Global Notes        (A+ , A1)       09/01/12       7.375     110,300
       245  Verizon Global Funding Corp., Global Notes        (A+ , A1)       12/01/30       7.750     263,460
        65  Verizon Global Funding Corp., Global Notes        (A+ , A1)       06/15/32       7.750      69,977
                                                                                                    ----------
                                                                                                     2,141,053
                                                                                                    ----------

ELECTRIC (2.3%)
       140  Cincinnati Gas & Electric Co., Notes            (BBB , Baa1)      09/15/12       5.700     139,133
       105  Energy East Corp., Notes                        (BBB , Baa2)      06/15/12       6.750     112,382
        80  Oncor Electric Delivery Co., Rule 144A,
             Private Placement, Senior Secured Notes++       (BBB , A3)       05/01/12       6.375      81,538
       260  PG&E National Energy Group, Global
             Senior Notes**                                   (D , Ca)        05/16/11      10.375      55,900
       385  Progress Energy, Inc., Senior Notes             (BBB , Baa1)      03/01/06       6.750     395,830
        75  PSEG Power LLC, Rule 144A, Private
             Placement, Notes++                             (BBB , Baa1)      06/01/12       6.950      65,380
                                                                                                    ----------
                                                                                                       850,163
                                                                                                    ----------

                 See Accompanying Notes to Financial Statements.

                                        5

         PAR                                                  RATINGS+
        (000)                                              (S&P/MOODY'S)      MATURITY       RATE%    VALUE
        -----                                              -------------      --------       -----  ----------
CORPORATE BONDS (CONTINUED)
ENVIRONMENTAL CONTROL (0.7%)
   $    20  Waste Management, Inc., Notes                    (BBB , Ba1)      04/30/04       8.000  $   20,652
       165  Waste Management, Inc., Rule 144A,
             Private Placements, Bonds++                     (BBB , Ba1)      05/15/32       7.750     161,718
        80  Waste Management, Inc., Senior Notes             (BBB , Ba1)      08/01/10       7.375      84,141
                                                                                                    ----------
                                                                                                       266,511
                                                                                                    ----------

FOOD (0.8%)
       260  Tyson Foods, Inc., Global Notes                  (BBB , Baa3)     10/01/04       6.625     274,872
                                                                                                    ----------

HEALTHCARE FACILITIES/SUPPLIES (0.4%)
       140  Baxter International, Inc., Notes                 (A , A3)        05/01/07       5.250     146,393
                                                                                                    ----------

HEALTHCARE SERVICES (0.6%)
       220  HCA, Inc., Notes                                 (BBB- , Ba1)     07/01/07       7.000     233,602
                                                                                                    ----------

INDUSTRIAL (1.4%)
        35  ConAgra Foods, Inc., Notes                      (BBB+ , Baa1)     09/15/11       6.750      39,566
         5  ConAgra Foods, Inc., Notes                      (BBB+ , Baa1)     09/15/30       8.250       6,347
        20  Conoco, Inc., Senior Global Notes                 (A- , A3)       04/15/09       6.350      22,120
       190  General Motors Corp., Global Notes                (BBB , A3)      01/15/11       7.200     178,952
        90  Norsk Hydro A/S, Yankee Debentures                (A , A2)        06/15/23       7.750     105,807
         5  Safeway, Inc., Senior Debentures                 (BBB , Baa2)     02/01/31       7.250       5,485
       155  Safeway, Inc., Senior Notes                      (BBB , Baa2)     09/15/04       7.250     167,592
                                                                                                    ----------
                                                                                                       525,869
                                                                                                    ----------

LEISURE (0.5%)
       110  Carnival Corp., Yankee Notes                      (A , A2)        04/15/08       6.150     116,115
        45  Walt Disney Co., Global Notes                   (BBB+ , Baa1)     03/01/12       6.375      48,255
                                                                                                    ----------
                                                                                                       164,370
                                                                                                    ----------

LODGING (0.2%)
        70  Park Place Entertainment Corp.,
             Senior Notes                                    (BBB- , Ba1)     11/15/06       8.500      72,876
                                                                                                    ----------

MEDIA (2.9%)
        55  AOL Time Warner, Inc., Global Bonds             (BBB+ , Baa1)     04/15/31       7.625      50,000
        20  Clear Channel Communications, Inc.,
             Debentures                                     (BBB- , Baa3)     10/15/27       7.250      19,493
       120  Clear Channel Communications, Inc.,
             Global Senior Notes                            (BBB- , Baa3)     11/01/06       6.000     123,622
       385  Comcast Cable Communications, Inc.,
             Senior Notes                                    (BBB , Baa3)     01/30/11       6.750     368,070
       220  News America Holdings, Inc., Company
             Guaranteed                                     (BBB- , Baa3)     02/01/13       9.250     249,072
       150  News America Holdings, Inc., Debentures         (BBB- , Baa3)     08/10/18       8.250     146,613
       100  Viacom, Inc., Global Company Guaranteed           (A- , A3)       08/15/12       5.625     104,342
                                                                                                    ----------
                                                                                                     1,061,212
                                                                                                    ----------

                 See Accompanying Notes to Financial Statements.

                                        6

         PAR                                                  RATINGS+
        (000)                                              (S&P/MOODY'S)      MATURITY       RATE%    VALUE
        -----                                              -------------      --------       -----  ----------
CORPORATE BONDS (CONTINUED)
OIL & GAS (3.5%)
   $   135  Conoco Funding Co., Global Company
             Guaranteed                                       (A- , A3)       10/15/31       7.250  $  153,851
        85  Devon Energy Corp., Debentures                   (BBB , Baa2)     04/15/32       7.950      98,881
       475  Dominion Resources, Inc.                        (BBB+ , Baa1)     06/15/10       8.125     532,152
       160  Enterprise Products Partners LP,
             Company Guaranteed                              (BBB , Baa2)     02/01/11       7.500     158,669
       335  Petronas Capital Ltd., Rule 144A,
             Private Placement, Company Guaranteed++        (BBB+ , Baa1)     05/22/22       7.875     347,827
                                                                                                    ----------
                                                                                                     1,291,380
                                                                                                    ----------

PIPELINES (0.5%)
       100  El Paso Corp., Rule 144A, Private
             Placement, Notes++                              (BBB , Baa3)     06/15/12       7.875      67,117
        65  Tennessee Gas Pipeline Co., Debentures          (BBB+ , Baa2)     04/01/17       7.500      58,647
        45  Tennessee Gas Pipeline Co., Debentures          (BBB+ , Baa2)     10/15/28       7.000      38,375
                                                                                                    ----------
                                                                                                       164,139
                                                                                                    ----------

REAL ESTATE (0.6%)
       210  EOP Operating LP, Notes                         (BBB+ , Baa1)     06/15/04       6.500     219,272
                                                                                                    ----------

TELECOMMUNICATIONS (7.9%)
       105  ALLTEL Corp., Global Senior Notes                 (A , A2)        07/01/12       7.000     118,470
       110  ALLTEL Corp., Global Senior Notes                 (A , A2)        07/01/32       7.875     126,146
       475  AT&T Corp., Global Notes                        (BBB+ , Baa2)     03/15/09       6.000     454,330
        30  AT&T Corp., Global Notes                        (BBB+ , Baa2)     03/15/29       6.500      25,890
        65  AT&T Wireless Services, Inc.,
             Global Senior Notes                             (BBB , Baa2)     05/01/07       7.500      57,588
       360  AT&T Wireless Services, Inc.,
             Global Senior Notes                             (BBB , Baa2)     03/01/31       8.750     288,766
       100  AT&T Wireless Services, Inc., Senior Notes       (BBB , Baa2)     03/01/11       7.875      87,151
        55  Citizens Communications Co.,
             Global Senior Notes                             (BBB , Baa2)     08/15/31       9.000      52,958
       330  Citizens Communications Co., Notes               (BBB , Baa2)     05/15/11       9.250     348,768
       350  Cox Communications, Inc., Notes                  (BBB , Baa2)     11/01/10       7.750     375,014
       180  Deutsche Telekom International Finance BV       (BBB+ , Baa1)     06/15/05       8.250     194,124
       205  Sprint Capital Corp.                            (BBB- , Baa3)     01/30/11       7.625     165,422
       200  Sprint Capital Corp., Senior, Global
             Company Guaranteed                             (BBB- , Baa3)     11/15/28       6.875     132,929
       225  Verizon New York, Inc.                            (A+ , A1)       04/01/12       6.875     241,116
       245  Verizon Wireless, Inc., Rule 144A,
             Private Placement Notes++                        (A+ , A2)       12/15/06       5.375     242,163
                                                                                                    ----------
                                                                                                     2,910,835
                                                                                                    ----------
TOTAL CORPORATE BONDS (Cost $11,348,128)                                                            10,930,426
                                                                                                    ----------

                 See Accompanying Notes to Financial Statements.

                                        7

         PAR                                                  RATINGS+
        (000)                                              (S&P/MOODY'S)      MATURITY       RATE%    VALUE
        -----                                              -------------      --------       -----  ----------
ASSET BACKED SECURITIES (5.7%)
   $   535  Chase Credit Card Master Trust,
             Series 2000-2 Class A                          (AAA , Aaa)       07/15/05       1.903  $  535,019
       185  CNH Equipment Trust, Series 2002-A,
             Class A3                                       (AAA , Aaa)       07/17/06       2.053     185,648
       105  Daimler Chrysler Master Owner Trust,
             Series 2002-A, Class A                         (AAA , Aaa)       05/15/07       1.863     105,043
       225  Discover Card Master Trust I, Series 1999-5,
             Class A                                        (AAA , Aaa)       12/18/06       1.983     225,440
       370  First USA Credit Card Master Trust,
             Series 2001-4 Class A                          (AAA , Aaa)       01/12/09       1.940     370,625
        95  Fleet Credit Master Trust II, Series 2002-A,
             Class A                                        (AAA , Aaa)       10/15/07       1.853      95,040
       130  Ford Credit Floorplan Master Owner Trust,
             Series 2001-1, Class A                         (AAA , Aaa)       07/17/06       1.893     130,197
        85  LB-UBS Commercial Mortgage Trust,
             Series 2002-C2, Class A4                       (AAA , Aaa)       06/15/31       5.594      89,776
       120  MBNA Master Credit Card Trust,
             Series 1996-M, Class A                         (AAA , Aaa)       04/15/09       1.880     120,172
       160  MMCA Automobile Trust, Series 2002-2,
             Class A3                                       (AAA , Aaa)       07/17/06       3.670     164,002
        50  Morgan Stanley Mortgage Trust, Series 40,
             Class 8                                        (AAA , Aaa)       07/20/21       7.000      49,936
                                                                                                    ----------
                                                                                                     2,070,898
                                                                                                    ----------
TOTAL ASSET BACKED SECURITIES (Cost $2,059,707)                                                      2,070,898
                                                                                                    ----------

MORTGAGE-BACKED SECURITIES (54.6%)
       630  Bear Stearns Commercial Mortgage
             Securities, Inc., Series 2002-TOP6,
             Class A2                                       (AAA , Aaa)       10/15/36       6.460     703,121
       125  Chase Funding Mortgage Loan,
             Series 2002-2, Class 1A4                       (AAA , Aaa)       08/25/28       4.877     128,331
       690  Fannie Mae                                      (AAA , Aaa)       12/10/07       6.560     693,288
     2,700  Fannie Mae, Global Notes                        (AAA , Aaa)       03/15/05       3.875   2,813,940
        80  Fannie Mae, Global Notes                        (AAA , Aaa)       04/15/07       5.250      87,227
       910  Fannie Mae, Global Notes                        (AAA , Aaa)       03/15/12       6.125   1,022,967
       336  Fannie Mae, Pool #498569                        (AAA , Aaa)       05/01/29       7.500     356,062
       256  Fannie Mae, Pool #499251                        (AAA , Aaa)       07/01/29       7.000     267,494
       430  Fannie Mae, Pool #501931                        (AAA , Aaa)       02/01/30       7.000     449,854
        12  Fannie Mae, Pool #503857                        (AAA , Aaa)       07/01/29       7.500      12,641
       155  Fannie Mae, Pool #515160                        (AAA , Aaa)       09/01/29       7.500     163,594
         9  Fannie Mae, Pool #517826                        (AAA , Aaa)       02/01/30       7.000       9,196
        11  Fannie Mae, Pool #521146                        (AAA , Aaa)       12/01/29       7.000      11,075
        19  Fannie Mae, Pool #524164                        (AAA , Aaa)       11/01/29       7.000      19,856
        99  Fannie Mae, Pool #524946                        (AAA , Aaa)       03/01/30       8.000     105,635
        54  Fannie Mae, Pool #530172                        (AAA , Aaa)       03/01/30       7.500      56,733
        86  Fannie Mae, Pool #532011                        (AAA , Aaa)       03/01/30       7.500      90,728
       155  Fannie Mae, Pool #533091                        (AAA , Aaa)       03/01/30       7.500     164,321

                 See Accompanying Notes to Financial Statements.

                                        8

         PAR                                                  RATINGS+
        (000)                                              (S&P/MOODY'S)      MATURITY       RATE%     VALUE
        -----                                              -------------      --------       -----  -----------
MORTGAGE-BACKED SECURITIES (CONTINUED)
   $    20  Fannie Mae, Pool #533421                        (AAA , Aaa)       03/01/30       8.000  $    21,710
       206  Fannie Mae, Pool #533440                        (AAA , Aaa)       01/01/30       8.000      220,295
        57  Fannie Mae, Pool #533714                        (AAA , Aaa)       03/01/30       8.000       60,457
       796  Fannie Mae, Pool #650077                        (AAA , Aaa)       07/01/32       7.500      842,673
       430  Fannie Mae, Pool #662830                        (AAA , Aaa)       10/01/32       7.500      454,985
     1,470  Fannie Mae TBA                                  (AAA , Aaa)       11/01/17       6.500    1,543,956
     3,660  Fannie Mae TBA                                  (AAA , Aaa)       11/01/32       8.000    3,913,931
     1,850  Fannie Mae TBA                                  (AAA , Aaa)       11/01/32       7.000    1,933,250
     1,520  Fannie Mae TBA                                  (AAA , Aaa)       11/01/32       6.000    1,562,742
     2,075  Fannie Mae TBA                                  (AAA , Aaa)       11/01/32       6.500    2,150,219
       150  J.P. Morgan Chase Commercial Mortgage
             Securities, Series 2002-CIB4, Class A3         (AAA , Aaa)       05/12/34       6.162      163,507
                                                                                                    -----------
                                                                                                     20,023,788
                                                                                                    -----------
TOTAL MORTGAGE-BACKED SECURITIES (Cost $19,715,099)                                                  20,023,788
                                                                                                    -----------

FOREIGN BONDS (0.9%)
TELECOMMUNICATIONS (0.9%)
       110  British Telecommunications PLC, Global
             Notes (Great Britian)                          (A- , Baa1)       12/15/05       7.625      122,848
       250  TELUS Corp., Yankee Notes (Canada)              (BBB , Ba1)       06/01/11       8.000      193,750
                                                                                                    -----------
                                                                                                        316,598
                                                                                                    -----------
TOTAL FOREIGN BONDS (Cost $379,765)                                                                     316,598
                                                                                                    -----------

UNITED STATES TREASURY OBLIGATIONS (12.1%)
UNITED STATES TREASURY BONDS (5.2%)
     1,795  United States Treasury Bonds(1)                 (AAA , Aaa)       02/15/31       5.375    1,895,199
                                                                                                    -----------

UNITED STATES TREASURY NOTES (6.9%)
       414  United States Treasury Notes                    (AAA , Aaa)       01/15/08       3.625      448,589
       419  United States Treasury Notes                    (AAA , Aaa)       01/15/10       4.250      472,945
       231  United States Treasury Notes                    (AAA , Aaa)       07/15/12       3.000      243,081
     1,315  United States Treasury Notes                    (AAA , Aaa)       08/15/12       4.375    1,365,546
                                                                                                    -----------
                                                                                                      2,530,161
                                                                                                    -----------
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $4,350,626)                                            4,425,360
                                                                                                    -----------

SHORT-TERM U.S. GOVERNMENT AGENCY (17.7%)
FHLMC (17.7%)
     3,800  Federal Home Loan Bank, Discount Notes(1)       (AAA , Aaa)       11/01/02       1.500    3,800,000
     2,700  Federal Home Loan Bank, Discount Notes(1)       (AAA , Aaa)       11/01/02       1.690    2,700,000
                                                                                                    -----------
                                                                                                      6,500,000
                                                                                                    -----------
TOTAL SHORT-TERM U.S. GOVERNMENT AGENCY (Cost $6,500,000)                                             6,500,000
                                                                                                    -----------

                 See Accompanying Notes to Financial Statements.

                                        9

         PAR
        (000)                                                                 MATURITY       RATE%      VALUE
        -----                                                                 --------       -----  -------------
SHORT-TERM INVESTMENT (9.5%)
   $ 3,487  State Street Bank & Trust Co. Euro Time
             Deposit (Cost $3,487,000)(1)                                     11/01/02       1.750  $   3,487,000
                                                                                                    -------------
TOTAL INVESTMENTS (130.3%) (Cost $47,840,325)                                                          47,754,070
LIABILITIES IN EXCESS OF OTHER ASSETS (-30.3%)                                                        (11,102,646)
                                                                                                    -------------
NET ASSETS (100.0%)                                                                                 $  36,651,424
                                                                                                    =============

                            INVESTMENT ABBREVIATIONS
                              TBA = To Be Announced

+ Credit ratings given by Standard & Poor's Rating Group and Moody's Investors Services, Inc. are unaudited.

++ Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2002, these securities amounted to a value of $965,743 or 2.6% of net assets.

**  Bond is currently in default.

(1) Collateral segregated for TBA securities.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2002

ASSETS
    Investments at value (Cost $47,840,325)                                          $    47,754,070(1)
    Cash                                                                                          54
    Foreign currency (Cost $28)                                                                   28
    Collateral received for securities loaned                                              3,463,095
    Receivable for investments sold                                                          683,566
    Interest receivable                                                                      351,343
    Receivable from investment adviser                                                        39,685
    Receivable for fund shares sold                                                           23,503
    Prepaid expenses and other assets                                                         34,121
                                                                                     ---------------
      Total Assets                                                                        52,349,465
                                                                                     ---------------

LIABILITIES
    Administrative services fee payable                                                        4,283
    Distribution fee payable                                                                   1,148
    Directors' fee payable                                                                     2,281
    Payable for investments purchased                                                     12,142,682
    Payable upon return of securities loaned                                               3,463,095
    Payable for fund shares redeemed                                                          43,448
    Dividend payable                                                                          10,544
    Other accrued expenses payable                                                            30,560
                                                                                     ---------------
      Total Liabilities                                                                   15,698,041
                                                                                     ---------------

NET ASSETS
    Capital stock, $0.001 par value                                                            3,657
    Paid-in capital                                                                       37,188,437
    Accumulated net investment income                                                         86,038
    Accumulated net realized loss on investments and foreign currency transactions          (540,453)
    Net unrealized depreciation from investments and foreign currency translations           (86,255)
                                                                                     ---------------
      Net Assets                                                                     $    36,651,424
                                                                                     ===============

COMMON SHARES
    Net assets                                                                       $    35,030,854
    Shares outstanding                                                                     3,495,648
                                                                                     ---------------
    Net asset value, offering price and redemption price per share                   $         10.02
                                                                                     ===============

A SHARES
    Net assets                                                                       $       255,720
    Shares outstanding                                                                        25,522
                                                                                     ---------------
    Net asset value and redemption price per share                                   $         10.02
                                                                                     ===============
    Maximum offering price per share (net asset value/(1-4.75%))                     $         10.52
                                                                                     ===============

B SHARES
    Net assets                                                                       $     1,143,336
    Shares outstanding                                                                       114,088
                                                                                     ---------------
    Net asset value and offering price per share                                     $         10.02
                                                                                     ===============

C SHARES
    Net assets                                                                       $       221,514
    Shares outstanding                                                                        22,098
                                                                                     ---------------
    Net asset value and offering price per share                                     $         10.02
                                                                                     ===============

(1) Including $3,366,741 of securities on loan.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
STATEMENT OF OPERATIONS
For the Year Ended October 31, 2002

INVESTMENT INCOME
    Interest                                                                         $     2,477,922
    Securities Lending                                                                         2,688
                                                                                     ---------------
      Total investment income                                                              2,480,610
                                                                                     ---------------

EXPENSES
    Investment advisory fees                                                                 235,329
    Administrative services fees                                                              85,216
    Distribution Fees                                                                          3,726
    Registration fees                                                                         68,318
    Legal fees                                                                                59,391
    Printing fees                                                                             53,172
    Transfer agent fees                                                                       53,055
    Directors' fees                                                                           14,790
    Audit fees                                                                                14,676
    Custodian fees                                                                            14,351
    Insurance expense                                                                          4,515
    Interest expense                                                                           1,487
    Miscellaneous expense                                                                      9,047
                                                                                     ---------------
      Total expenses                                                                         617,073
    Less: fees waived and expenses reimbursed                                               (330,953)
                                                                                     ---------------
      Net expenses                                                                           286,120
                                                                                     ---------------
        Net investment income                                                              2,194,490
                                                                                     ---------------

NET REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
    Net realized gain from investments                                                       451,794
    Net realized gain on foreign currency transactions                                        83,215
    Net change in unrealized appreciation/(depreciation) from investments                 (3,136,932)
                                                                                     ---------------
    Net realized and unrealized loss from investments and foreign currency
     related items                                                                        (2,601,923)
                                                                                     ---------------
    Net decrease in net assets resulting from operations                             $      (407,433)
                                                                                     ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
STATEMENTS OF CHANGES IN NET ASSETS
October 31, 2002

                                                                                FOR THE YEAR ENDED
                                                                        ----------------------------------
                                                                        OCTOBER 31, 2002  OCTOBER 31, 2001
                                                                        ----------------  ----------------
FROM OPERATIONS
  Net investment income                                                  $    2,194,490    $    2,581,607
  Net realized gain on investments and foreign currency
   transactions                                                                 535,009           192,884
  Net change in unrealized appreciation (depreciation)
   from investments and foreign currency translations                        (3,136,932)        3,425,476
                                                                         --------------    --------------
   Net increase (decrease) in net assets resulting from
     operations                                                                (407,433)        6,199,967
                                                                         --------------    --------------

FROM DIVIDENDS
  Dividends from net investment income
   Common Class shares                                                       (2,106,728)       (2,581,607)
   Class A shares                                                                (3,997)               --
   Class B shares                                                                (9,441)               --
   Class C shares                                                                (1,675)               --
                                                                         --------------    --------------
   Net decrease in net assets resulting from dividends                       (2,121,841)       (2,581,607)
                                                                         --------------    --------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                               37,343,848        50,060,690
  Reinvestment of dividends                                                   1,919,661         2,267,284
  Net asset value of shares redeemed                                        (54,068,360)      (49,935,072)
                                                                         --------------    --------------
   Net increase (decrease) in net assets from capital
    share transactions                                                      (14,804,851)        2,392,902
                                                                         --------------    --------------
  Net increase (decrease) in net assets                                     (17,334,125)        6,011,262

NET ASSETS
  Beginning of year                                                          53,985,549        47,974,287
                                                                         --------------    --------------
  End of year                                                            $   36,651,424    $   53,985,549
                                                                         ==============    ==============
ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME                          $       86,038    $           --
                                                                         ==============    ==============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                                                        FOR THE YEAR ENDED OCTOBER 31,
                                                     ---------------------------------------------------------------------
                                                       2002(1)         2001           2000           1999          1998
                                                     ----------     ----------     ----------     ----------    ----------
PER SHARE DATA
  Net asset value, beginning of period               $    10.54     $     9.80     $     9.77     $    10.37    $    10.05
                                                     ----------     ----------     ----------     ----------    ----------

INVESTMENT OPERATIONS
  Net investment income                                    0.47           0.53           0.56           0.53          0.56
  Net gain (loss) on investments
    (both realized and unrealized)
    and foreign currency related items
    (both realized and unrealized)                        (0.53)          0.74           0.03          (0.54)         0.32
                                                     ----------     ----------     ----------     ----------    ----------
      Total from investment operations                    (0.06)          1.27           0.59          (0.01)         0.88
                                                     ----------     ----------     ----------     ----------    ----------

LESS DIVIDENDS AND DISTRIBUTIONS
  Dividends from net investment income                    (0.46)         (0.53)         (0.56)         (0.53)        (0.56)
  Distributions from net realized gains                      --             --             --          (0.04)           --
  Distributions in excess of net realized gains              --             --             --          (0.02)           --
                                                     ----------     ----------     ----------     ----------    ----------
      Total dividends and distributions                   (0.46)         (0.53)         (0.56)         (0.59)        (0.56)
                                                     ----------     ----------     ----------     ----------    ----------
NET ASSET VALUE, END OF PERIOD                       $    10.02     $    10.54     $     9.80     $     9.77    $    10.37
                                                     ==========     ==========     ==========     ==========    ==========
      Total return(2)                                     (0.55)%        13.25%          6.27%         (0.05)%        9.35


RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)           $   35,031     $   53,986     $   47,974     $   56,625    $   78,200
    Ratio of expenses to average net assets                0.60%          0.60%(3)       0.62%(3)       0.61%(3)      0.60%(3)
    Ratio of net investment income to
      average net assets                                   4.67%          5.18%          5.77%          5.27%         5.54%
    Decrease reflected in above operating
      expense ratios due to
      waivers/reimbursements                               0.70%          0.42%          0.31%          0.28%         0.34%
  Portfolio turnover rate                                   171%            41%            84%            91%          134%

(1) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by $0.01, decrease net realized and unrealized gains and losses per share by $0.01 and increase the ratio of net investment income to average net assets from 4.52% to 4.67%. Per share ratios and supplemental data for prior periods have not been restated to reflect this change.

(2) Total returns are historical and assume changes in share price and reinvestments of all dividends and distributions. Had certain expenses not been reduced during the period shown, total returns would have been lower.

(3) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Shares' net expense ratio by .00%, .02%, .01%, and .00% for the years ended October 31, 2001, 2000, 1999, and 1998, respectively. The Common Class Shares' net operating expense ratio after reflecting these arrangements was .60% for the year ended October 31, 2001, 2000, 1999, and 1998, respectively.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout the Period)

                                                         FOR THE PERIOD
                                                             ENDED
                                                    OCTOBER 31, 2002(1),(2)
                                                    -----------------------
PER SHARE DATA
  Net asset value, beginning of period                     $    10.22
                                                           ----------

INVESTMENT OPERATIONS
  Net investment income                                          0.37
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                              (0.21)
                                                           ----------
      Total from investment operations                           0.16
                                                           ----------

LESS DIVIDENDS
  Dividends from net investment income                          (0.36)
                                                           ----------
NET ASSET VALUE, END OF PERIOD                             $    10.02
                                                           ==========
      Total return                                               1.60%(3)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $      256
    Ratio of expenses to average net assets                      0.85%(4)
    Ratio of net investment income to average net assets         4.30%(4)
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                              0.93%(4)
  Portfolio turnover rate                                         171%

(1) For the period December 24, 2001 (inception date) through October 31, 2002.

(2) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the period ended October 31, 2002 was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02 and increase the ratio of net investment income to average net assets from 4.12% to 4.30%.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
FINANCIAL HIGHLIGHTS
(For a Class B Share of the Fund Outstanding Throughout the Period)

                                                         FOR THE PERIOD
                                                             ENDED
                                                    OCTOBER 31, 2002(1),(2)
                                                    -----------------------
PER SHARE DATA
  Net asset value, beginning of period                     $    10.22
                                                           ----------

INVESTMENT OPERATIONS
  Net investment income                                          0.30
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                              (0.20)
                                                           ----------
      Total from investment operations                           0.10
                                                           ----------

LESS DIVIDENDS
  Dividends from net investment income                          (0.30)
                                                           ----------
NET ASSET VALUE, END OF PERIOD                             $    10.02
                                                           ==========
      Total return                                               0.97%(3)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $    1,143
    Ratio of expenses to average net assets                      1.60%(4)
    Ratio of net investment income to
      average net assets                                         3.38%(4)
    Decrease reflected in above operating expense ratios
      due to waivers/reimbursements                              1.11%(4)
  Portfolio turnover rate                                         171%

(1) For the period December 24, 2001 (inception date) through October 31, 2002.

(2) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the period ended October 31, 2002 was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.20% to 3.38%.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
FINANCIAL HIGHLIGHTS
(For a Class C Share of the Fund Outstanding Throughout the Period)

                                                         FOR THE PERIOD
                                                             ENDED
                                                    OCTOBER 31, 2002(1),(2)
                                                    -----------------------
PER SHARE DATA
  Net asset value, beginning of period                     $    10.22
                                                           ----------

INVESTMENT OPERATIONS
  Net investment income                                          0.29
  Net loss on investments
    and foreign currency related items
    (both realized and unrealized)                              (0.20)
                                                           ----------
      Total from investment operations                           0.09
                                                           ----------

LESS DIVIDENDS
  Dividends from net investment income                          (0.29)
                                                           ----------
NET ASSET VALUE, END OF PERIOD                             $    10.02
                                                           ==========
      Total return                                               0.91%(3)

RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                 $      222
    Ratio of expenses to average net assets                      1.60%(4)
    Ratio of net investment income to average net assets         3.26%(4)
    Decrease reflected in above operating expense
      ratios due to waivers                                      1.04%(4)
  Portfolio turnover rate                                         171%

(1) For the period December 24, 2001 (inception date) through October 31, 2002.

(2) As required, effective November 1, 2001, the Fund adopted the provisions of AICPA Audit and Accounting Guide for Investment Companies and began including paydown gains and losses in interest income. The effect of this change for the period ended October 31, 2002 was to increase net investment income per share by $0.02, decrease net realized and unrealized gains and losses per share by $0.02 and increase the ratio of net investment income to average net assets from 3.08% to 3.26%.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the period shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

(4) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
NOTES TO FINANCIAL STATEMENTS
October 31, 2002

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   The Credit Suisse Investment Grade Bond Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company. The Fund seeks to achieve a high total return. The Fund was incorporated under the laws of the State of Maryland on June 21, 1988.

   The Fund is authorized to offer four classes of shares: Common, Class A, Class B, and Class C. Effective December 24, 2001, the Fund began offering Class A, Class B, and Class C shares to new investors. Effective December 12, 2001, the Common Class shares closed to new investors. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses which reflect the differences in the range of services provided to them. Common Class shares are not subject to distribution fees. Class A shares are sold subject to a front-end sales charge of 4.75% and bear expenses paid pursuant to a distribution plan at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class B shares. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase and bear expenses paid pursuant to a distribution plan at an annual rate of 1.00% of the average daily net asset value of the Fund's Class C shares.

   A) SECURITY VALUATION -- The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. The Fund's equity investments are valued at market value, which is generally determined using the last reported sales price. If no sales are reported, investments are generally valued at the last reported bid price. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or under the direction of the Board of Directors under procedures established by the Board of Directors in the absence of readily ascertainable market values. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless the Board determines that using this method would not reflect an investment's fair value.

   B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The Fund amortizes premium and accretes discount using the effective interest method. Dividends are recorded on the ex-dividend date. Income, expenses (excluding class specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

   Effective November 1, 2001, the Fund adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies and began to classify gains and losses on paydowns of mortgage- and asset-backed securities, previously included in realized gain and losses as a component of interest income. The effect of this change for the year ended October 31, 2002, to the Fund was to increase net investment income by $72,692 and to decrease net realized gains by $72,692. These reclassifications had no impact on net assets or net asset value per share. The statements of changes in net assets and the financial highlights for all prior periods shown have not been restated to reflect this change.

   C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

   D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

   E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

   F) SHORT-TERM INVESTMENTS -- The Fund, together with other funds advised by Credit Suisse Asset Management, LLC ("CSAM"), an indirect, wholly-owned subsidiary of Credit Suisse Group, pool available cash into a short-term time deposit issued by State Street Bank and Trust Company, the Fund's custodian. The short-term time deposit is a variable rate account classified as a short-term investment.

   G) TBA PURCHASE COMMITMENTS -- The Fund may enter into "TBA" (to be announced) purchase commitments to purchase securities for a fixed price at a future date, typically not exceeding 45 days. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to settlement date. This risk is in addition to the risk of decline in the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above.

   H) SECURITIES LENDING -- Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan including any accrued interest thereon and 105% of the market value of foreign securities on loan including any accrued interest thereon. Cash collateral received by the Fund in connection with securities lending activity is invested in the AIM Institutional Funds Liquid Asset Portfolio. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

   The market value of securities on loan to brokers and the value of collateral held by the Fund with respect to such loans at October 31, 2002 is as follows:

                       MARKET VALUE OF            VALUE OF
                      SECURITIES LOANED     COLLATERAL RECEIVED
                      -----------------     -------------------
                        $ 3,366,741            $ 3,463,095

   Credit Suisse First Boston ("CSFB"), an affiliate of CSAM, has been engaged by the Fund to act as the Fund's securities lending agent. CSFB has agreed to charge the Fund fees for its securities lending activities equal to its costs in providing services as securities lending agent. CSFB also has voluntarily agreed to waive its fees for the securities lending agent services that it provides. CSFB may discontinue its voluntary fee waivers at any time.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

   CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the year ended October 31, 2002, investment advisory fees earned, voluntarily waived, and expenses reimbursed were as follows:

         GROSS ADVISORY                      NET              EXPENSE
               FEE            WAIVER     ADVISORY FEE      REIMBURSEMENT
         --------------     ---------    ------------      -------------
           $ 235,329        $ 235,329        $ --            $ 95,624

   Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB") serve as co-administrators to the Fund. At its meeting held on February 12, 2002 the Board of Directors approved SSB to replace PFPC, Inc. ("PFPC"), as co-administrator effective August 1, 2002.

   For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the year ended October 31, 2002, co-administrative services fees earned by CSAMSI were $47,066.

   For its co-administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS                  ANNUAL RATE
           ------------------------                  -----------
           First $150 million               .07% of average daily net assets
           Next $150 million                .06% of average daily net assets
           Over $300 million                .05% of average daily net assets

   For the period November 1, 2001 through July 31, 2002, co-administrative service fees earned by PFPC (including out-of-pocket expenses) were $27,763.

   For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based upon the following fee structure calculated in total for all the Credit Suisse Funds co-administered by SSB and allocated based upon relative average net assets of each fund.

           AVERAGE DAILY NET ASSETS                  ANNUAL RATE
           ------------------------                  -----------
           First $5 billion                 .050% of average daily net assets
           Next $5 billion                  .035% of average daily net assets
           Over $10 billion                 .020% of average daily net assets

   For the period August 1, 2002 to October 31, 2002, co-administrative service fees earned by SSB (including out-of-pocket expenses) were $10,387.

   In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund, pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives a fee for its distribution services. This fee is calculated at an annual rate of ..25% of the average daily net assets of the Class A shares, and 1.00% of average daily net assets of each of the Class B and Class C shares. CSAMSI may use this fee to compensate service organizations for distribution services. For the year ended October 31, 2002, distribution fees earned by CSAMSI were as follows:

           FUND                         DISTRIBUTION FEE
           ----                         ----------------
           Class A                          $   243
           Class B                            2,941
           Class C                              542
                                            -------
                                            $ 3,726
                                            =======

   Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund, and receive compensation for these services from CSAM. CSAM is then reimbursed by the Fund. For the year ended October 31, 2002, the Fund reimbursed CSAM $37,212, which is included in the Fund's transfer agent expense.

   For the year ended October 31, 2002, CSAMSI and its affiliates advised the Fund that it retained $450 from commissions earned on the sale of the Fund's shares.

   Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended October 31, 2002, Merrill was paid $37,731 for its services to the Fund.

NOTE 3. LINE OF CREDIT

   Through June 18, 2002, the Fund, together with other funds/portfolios advised by CSAM (collectively, the "Participating Funds"), participated in a $200 million committed, unsecured line of credit facility ("Prior Credit Facility") with Deutsche Bank, A.G. as administrative agent, State Street Bank and Trust Company as operations agent, BNP Paribas as syndication agent and certain other lenders for temporary or emergency purposes primarily relating to unanticipated Participating Funds' share redemptions. Under the terms of the Prior Credit Facility, the Participating Funds paid an aggregate commitment fee at a rate of ..10% per annum on the average unused amount of the Prior Credit Facility, which was allocated among the Participating Funds in such a manner as was determined by the governing Boards of the Participating Funds. In addition, the Participating Funds paid interest on borrowings at the Federal funds rate plus ..50%.

   Effective June 19, 2002, the Participating Funds, together with additional funds/portfolios advised by CSAM (collectively with the Participating Funds, the "New Participating Funds"), established a new $150 million committed, unsecured, line of credit facility (the "New Credit Facility") with Deutsche Bank, A.G. as administrative agent and syndication agent and State Street Bank and Trust Company as operations agent for the same purposes as the Prior Credit Facility. Terms of the New Credit Facility remain the same as the Prior Credit Facility. The commitment fee rate and interest rate is unchanged. At October 31, 2002, there were no loans outstanding for the Fund either under the New Credit Facility or the Prior Credit Facility. During the year ended October 31, 2002, the Fund had borrowings under the Prior Credit Facility and/or the New Credit Facility as follows:

          AVERAGE DAILY         WEIGHTED AVERAGE            MAXIMUM DAILY
          LOAN BALANCE            INTEREST RATE           LOAN OUTSTANDING
          -------------         ----------------          ----------------
           $ 1,046,000               2.375%                 $ 1,046,000

NOTE 4. PURCHASES AND SALES OF SECURITIES

   For the year ended October 31, 2002, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were $77,879,197 and $90,511,743, and $135,721,063 and $165,240,242,
respectively.

NOTE 5. CAPITAL SHARE TRANSACTIONS

   The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share, of which two billion shares are classified as the Common Class shares and one billion shares are each classified as the Advisor Class shares, Class A shares, Class B shares and Class C shares. The Advisor Class shares of the fund were liquidated on June 1, 2000. Transactions in capital shares for each other class were as follows:

                                                                  COMMON CLASS
                                    ------------------------------------------------------------------------
                                             FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                              OCTOBER 31, 2002                      OCTOBER 31, 2001
                                    ------------------------------------------------------------------------
                                        SHARES              VALUE              SHARES              VALUE
                                    ---------------    ---------------    ---------------    ---------------
Shares sold                               3,495,919    $    35,697,090          4,141,422    $    39,868,056
Shares issued in reinvestment
  of dividends                              188,689          1,906,711            274,002          2,648,525
Shares redeemed                          (5,312,905)       (54,018,090)        (5,315,667)       (51,277,314)
                                    ---------------    ---------------    ---------------    ---------------
Net decrease                             (1,628,297)   $   (16,414,289)          (900,243)   $    (8,760,733)
                                    ===============    ===============    ===============    ===============

                                                 CLASS A                               CLASS B
                                    ------------------------------------------------------------------------
                                           FOR THE YEAR ENDED                    FOR THE YEAR ENDED
                                           OCTOBER 31, 2002(1)                   OCTOBER 31, 2002(1)
                                    ------------------------------------------------------------------------
                                         SHARES             VALUE              SHARES             VALUE
                                    ---------------    ---------------    ---------------    ---------------
Shares sold                                  25,126    $       251,491            118,308    $     1,173,704
Shares issued in reinvestment
  of dividends                                  396              3,964                867              8,662
Shares redeemed                                  --                 --             (5,087)           (50,270)
                                    ---------------    ---------------    ---------------    ---------------
Net increase                                 25,522    $       255,455            114,088    $     1,132,096
                                    ===============    ===============    ===============    ===============

                                         CLASS C
                                 ------------------------
                                   FOR THE YEAR ENDED
                                   OCTOBER 31, 2002(1)
                                 ------------------------
                                  SHARES          VALUE
                                 --------       ---------
Shares sold                        22,066       $ 221,563
Shares issued in reinvestment
  of dividends                         32             324
                                 --------       ---------
Net increase                       22,098       $ 221,887
                                 ========       =========

(1) For the period December 24, 2001 (inception date) through October 31, 2002.

   On October 31, 2002, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund were as follows:

                         NUMBER OF         APPROXIMATE PERCENTAGE
                       SHAREHOLDERS         OF OUTSTANDING SHARES
                       ------------        ----------------------
Common Class                4                        57%
Class A                     5                        91%
Class B                     5                        49%
Class C                     2                        86%

   Some of the shareholders are comprised of omnibus accounts, which are held on behalf of several individual shareholders.

NOTE 6. FEDERAL INCOME TAXES

   Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing treatments of paydowns, losses deferred due to wash sales and excise tax regulations.

   The tax characteristics of dividends and distributions paid during the period ended October 31, for the Fund was as follows:

             ORDINARY INCOME          LONG-TERM CAPITAL GAIN
         ------------------------    ------------------------
             2002        2001           2002         2001
         -----------  -----------    ----------  ------------
         $ 2,121,841  $ 2,581,607        $ --        $ --

   At October 31, 2002, the components of distributable earnings on a tax basis for the Fund were as follows:

       Undistributed ordinary income                         $  86,038
       Accumulated realized loss                              (534,622)
       Unrealized depreciation                                 (92,086)
                                                             ---------
                                                             $(540,670)
                                                             =========

   At October 31, 2002, the Fund had capital loss carryovers available to offset possible future capital gains as follows:

                                 EXPIRES OCTOBER 31,
                            ----------------------------
                              2007                2008
                            --------           ---------
                            $  6,297           $ 528,326

   At October 31, 2002, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized appreciation (depreciation) from investments were $47,846,156, $649,131, $(741,217) and $(92,086), respectively.

   At October 31, 2002, the Fund reclassified $13,389 from accumulated undistributed net investment income to accumulated net realized gain (loss) from investments, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of paydowns and forward foreign currency contracts. Net assets were not affected by these reclassifications.

CREDIT SUISSE INVESTMENT GRADE BOND FUND
REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Directors and Shareholders of Credit Suisse Investment Grade Bond Fund, Inc.:

   In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Investment Grade Bond Fund, Inc. (the "Fund") at October 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the years (or periods) presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 2002 by correspondence with the custodian or broker, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Philadelphia, Pennsylvania
December 18, 2002

CREDIT SUISSE INVESTMENT GRADE BOND FUND
INFORMATION CONCERNING DIRECTORS AND OFFICERS (UNAUDITED)

                                             TERM                                       NUMBER OF
                                             OF OFFICE(1)                               PORTFOLIOS IN
                                             AND                                        FUND
                             POSITION(S)     LENGTH           PRINCIPAL                 COMPLEX          OTHER
                             HELD WITH       OF TIME          OCCUPATION(S) DURING      OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE        FUND            SERVED           PAST FIVE YEARS           DIRECTOR         HELD BY DIRECTOR
---------------------        -----------     ------------     --------------------      -------------    ----------------
INDEPENDENT DIRECTORS

Richard H. Francis           Director and    Since            Currently retired;        53               Director of
c/o Credit Suisse            Audit           1999             Executive Vice                             The Indonesia
Asset Management LLC         Committee                        President and                              Fund, Inc.
466 Lexington Avenue         Member                           Chief Financial
New York, New York                                            Officer of Pan Am
10017-3147                                                    Corporation and
                                                              Pan American
Age: 70                                                       World Airways,
                                                              Inc. from 1988 to
                                                              1991

Jack W. Fritz                Director and    Since            Private investor;         52               Director of
2425 North Fish Creek Road   Audit           1988             Consultant and                             Advo, Inc.
P.O. Box 1287                Committee                        Director of Fritz                          (direct mail
Wilson, Wyoming 83014        Member                           Broadcasting, Inc.                         advertising)
                                                              and Fritz
Age: 75                                                       Communications
                                                              (developers and
                                                              operators of radio
                                                              stations) since
                                                              1987

Jeffrey E. Garten            Director and    Since            Dean of Yale              52               Director of
Box 208200                   Audit           1988             School of                                  Aetna, Inc.;
New Haven, Connecticut       Committee                        Management and                             Director of
06520-8200                   Member                           William S. Beinecke                        Calpine Energy
                                                              Professor in the                           Corporation;
Age: 56                                                       Practice of                                Director of
                                                              International                              CarMax Group
                                                              Trade and Finance;                         (used car
                                                              Undersecretary of                          dealers)
                                                              Commerce for
                                                              International Trade
                                                              from November 1993
                                                              to October 1995;
                                                              Professor at
                                                              Columbia University
                                                              from September
                                                              1992 to November
                                                              1993
----------
(1) Each Director and Officer serves his or her respective successor has been duly elected and qualified.

                                       28
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
                                             TERM                                       NUMBER OF
                                             OF OFFICE(1)                               PORTFOLIOS IN
                                             AND                                        FUND
                             POSITION(S)     LENGTH           PRINCIPAL                 COMPLEX          OTHER
                             HELD WITH       OF TIME          OCCUPATION(S) DURING      OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE        FUND            SERVED           PAST FIVE YEARS           DIRECTOR         HELD BY DIRECTOR
---------------------        -----------     ------------     --------------------      -------------    ----------------
INDEPENDENT DIRECTORS--
  (CONTINUED)

Peter F. Krogh               Director and    Since            Dean Emeritus and         52               Member of the
301 ICC                      Audit           2001             Distinguished                              Board
Georgetown University        Committee                        Professor of                               of The Carlisle
Washington, DC 20057         Member                           International                              Companies Inc.;
                                                              Affairs at the                             Member of
Age: 65                                                       Edmund A. Walsh                            Selection
                                                              School of Foreign                          Committee
                                                              Service, Georgetown                        for Truman
                                                              University; Moderator                      Scholars and
                                                              of PBS Foreign                             Henry Luce
                                                              affairs television                         Scholars; Senior
                                                              Series                                     Associate of
                                                                                                         Center for
                                                                                                         Strategic and
                                                                                                         International
                                                                                                         Studies;
                                                                                                         Trustee of
                                                                                                         numerous world
                                                                                                         affairs organizations

James S. Pasman, Jr.         Director and    Since            Currently retired;        54               Director of
c/o Credit Suisse            Audit           1999             President and Chief                        Education
Asset Management LLC         Committee                        Operating Officer of                       Management
466 Lexington Avenue         Member                           National InterGroup,                       Corp.; Director
New York, New York                                            Inc. (holding                              of Credit
10017-3147                                                    company) from April                        Suisse Asset
                                                              1989 to March 1991;                        Management
Age: 71                                                       Chairman of Permian                        Income Fund,
                                                              Oil Co. from April                         Inc.; Trustee of
                                                              1989 to March 1991                         Credit Suisse High Yield
                                                                                                         Bond Fund;

                                       29

                                             TERM                                         NUMBER OF
                                             OF OFFICE(1)                                 PORTFOLIOS IN
                                             AND                                          FUND
                             POSITION(S)     LENGTH           PRINCIPAL                   COMPLEX          OTHER
                             HELD WITH       OF TIME          OCCUPATION(S) DURING        OVERSEEN BY      DIRECTORSHIPS
NAME, ADDRESS AND AGE        FUND            SERVED           PAST FIVE YEARS             DIRECTOR         HELD BY DIRECTOR
---------------------        -----------     ------------     --------------------        -------------    ----------------
INDEPENDENT DIRECTORS--
  (CONTINUED)

Steven N. Rappaport          Director and    Since            Partner of Lehigh Court     53               Director of The
Lehigh Court, LLC            Audit           1999             LLC since July 2002;                         First Israel Fund,
40 East 52nd Street          Committee                        President of Sunguard                        Inc.
New York, New York           Chairman                         Securities Finance, Inc.
10022                                                         from 2001 to July 2002;
                                                              President of Loanet, Inc.
Age: 54                                                       (on-line accounting
                                                              service) from
                                                              1995 to 2001;
                                                              Director, President, North
                                                              American Operations, and
                                                              former Executive Vice
                                                              President from 1992 to
                                                              1993 of Worldwide
                                                              Operations of Metallurg
                                                              Inc. (manufacturer of
                                                              specialty metals and
                                                              alloys); Executive Vice
                                                              President, Telerate, Inc.
                                                              (provider of real-time
                                                              information to the capital
                                                              markets) from 1987 to
                                                              1992; Partner in the law
                                                              firm of Hartman & Craven
                                                              until 1987

INTERESTED DIRECTOR

William W. Priest(2)         Director        Since            Senior Partner and          59               Director of The
Steinberg Priest & Sloane                    1999             Fund Manager,                                Brazilian Equity
Capital Management                                            Steinberg Priest &                           Fund, Inc.; The
12 East 49th Street                                           Sloane Capital                               Chile Fund, Inc.;
12th Floor                                                    Management since                             The Emerging
New York, New York                                            March 2001; Chairman                         Markets Tele-
10017                                                         and Managing Director                        communications
                                                              of CSAM from 2000                            Fund, Inc.; The
Age: 61                                                       to February 2001, Chief                      First Israel Fund,
                                                              Executive Officer and                        Inc.; The Latin
                                                              Managing Director of                         American Equity
                                                              CSAM from 1990 to                            Fund, Inc.;  The
                                                              2000                                         Indonesia Fund,
                                                                                                           Inc.; and Credit
                                                                                                           Suisse Asset
                                                                                                           Management Income
                                                                                                           Fund, Inc.

--------
(2) Mr. Priest is a Director who is an "interested person" of the Fund as defined in the 1940 Act, because he was an officer of CSAM until February
    2001.
                                       30
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
                                             TERM
                                             OF OFFICE(1)
                                             AND
                             POSITION(S)     LENGTH
                             HELD WITH       OF TIME
NAME, ADDRESS AND AGE        FUND            SERVED           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------        -----------     ------------     ----------------------------------------------
OFFICERS

Laurence R. Smith            Chairman        Since            Managing Director and Global Chief Investment Officer of
Credit Suisse Asset                          2002             CSAM; Associated with JP Morgan Investment Management
Management, LLC                                               from 1981 to 1999; Officer of other Credit Suisse Funds.
466 Lexington Avenue
New York, New York
10017-3147

Age: 44

Hal Liebes, Esq.             Vice            Since            Managing Director and Global General Counsel of CSAM;
Credit Suisse Asset          President       1999             Associated with Lehman Brothers, Inc. from 1996 to 1997;
Management, LLC              and                              Associated with CSAM from 1995 to 1996; Associated with
466 Lexington Avenue         Secretary                        CS First Boston Investment Management from 1994 to
New York, New York                                            1995; Associated with Division of Enforcement, U.S.
10017-3147                                                    Securities and Exchange Commission from 1991 to 1994;
                                                              Officer of other Credit Suisse Funds.
Age: 38

Michael A. Pignataro         Treasurer       Since            Director and Director of Fund Administration of CSAM;
Credit Suisse Asset          and Chief       1999             Associated with CSAM since 1984; Officer of other
Management, LLC              Financial                        Credit Suisse Funds.
466 Lexington Avenue         Officer
New York, New York
10017-3147

Age: 43

Gregory N. Bressler, Esq.    Assistant       Since            Vice President and Legal Counsel of CSAM since
Credit Suisse Asset          Secretary       2000             January 2000; Associated with the law firm of Swidler Berlin
Management, LLC                                               Shereff Friedman LLP from 1996 to 2000; Officer of other
466 Lexington Avenue                                          Credit Suisse Funds.
New York, New York
10017-3147

Age: 36

Kimiko T. Fields, Esq.       Assistant       Since            Assistant Vice President and Legal Counsel of CSAM since
Credit Suisse Asset          Secretary       2002             December 2000; Assistant Vice President, Institutional
Management, LLC                                               Marketing Department, CSAM, from January 2000 to
466 Lexington Avenue                                          December 2000; Marketing Associate, International Equity
New York, New York                                            Department, Warburg Pincus Asset Management, Inc. from
10017-3147                                                    January 1998 to January 2000; self-employed author and
                                                              consultant, from January 1996 to December 1997;
Age: 38                                                       Officer of other Credit Suisse Funds.

                                       31

                                             TERM
                                             OF OFFICE(1)
                                             AND
                             POSITION(S)     LENGTH
                             HELD WITH       OF TIME
NAME, ADDRESS AND AGE        FUND            SERVED           PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
---------------------        -----------     ------------     ----------------------------------------------
OFFICERS--(CONTINUED)

Rocco A. Del Guercio         Assistant       Since            Vice President and Administrative Officer of CSAM;
Credit Suisse Asset          Treasurer       1999             Associated with CSAM since June 1996; Assistant
Management, LLC                                               Treasurer, Bankers Trust Co. -- Fund Administration from
466 Lexington Avenue                                          March 1994 to June 1996; Mutual Fund Accounting
New York, New York                                            Supervisor, Dreyfus Corporation from April 1987 to
10017-3147                                                    March 1994; Officer of other Credit Suisse Funds.

Age: 39

Joseph Parascondola          Assistant       Since            Assistant Vice President -- Fund Administration of CSAM
Credit Suisse Asset          Treasurer       2000             since April 2000; Assistant Vice President, Deutsche Asset
Management, LLC                                               Management from January 1999 to April 2000; Assistant
466 Lexington Avenue                                          Vice President, Weiss, Peck & Greer LLC from
New York, New York                                            November 1995 to December 1998; Officer of other
10017-3147                                                    Credit Suisse Funds.

Age: 39

Robert M. Rizza              Assistant       Since            Assistant Vice President of CSAM since January 2001;
Credit Suisse Asset          Treasurer       2002             Administrative Officer of CSAM from March 1998 to
Management, LLC                                               December 2000; Assistant Treasurer of Bankers Trust Co.
466 Lexington Avenue                                          from April 1994 to March 1998.; Officer of other
New York, New York                                            Credit Suisse Funds.
10017-3147

Age: 37


   The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

                                       32
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